TRADE AND OTHER RECEIVABLES - Roll forward for allowance on doubtful accounts (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movement in allowance for doubtful accounts
Opening balance	$ 6,494,113	$ 6,697,156
Bad debt expense	1,629,761	2,004,958
Provision application	(1,257,591)	(1,708,602)
Change due to foreign exchange differences	(568,075)	(499,399)
Movement	(195,905)	(203,043)
Ending balance	$ 6,298,208	$ 6,494,113